Segment And Geographic Information (Tables)	12 Months Ended
Dec. 28, 2013
Segments, Geographical Areas [Abstract]
Schedule Of Net Sales And Operating Profit By Reportable Segment
The following table presents net sales and operating profit by reportable segment (in millions):

	IESD	CATD	Other	Total
Fiscal Year 2013
Net sales	$3,209	$2,292	$—	$5,501
Operating profit	2,138	1,349	(2,436)	1,051
Depreciation and amortization expense	80	89	128	297
Total assets	2,855	3,273	4,120	10,248
Fiscal Year 2012
Net sales	$3,277	$2,226	$—	$5,503
Operating profit	2,274	1,326	(2,500)	1,100
Depreciation and amortization expense	73	91	120	284
Total assets	2,320	2,967	3,984	9,271
Fiscal Year 2011
Net sales	$3,453	$2,159	$—	$5,612
Operating profit	2,240	1,211	(2,336)	1,115
Depreciation and amortization expense	87	84	125	296
Total assets	2,394	3,086	3,638	9,118

Net Sales By Geographic Location
Net sales by significant geographic market based on customer location for the respective fiscal years were as follows (in millions):

Net Sales	2013	2012	2011
United States	$2,596	$2,594	$2,648
International
Europe	1,473	1,432	1,559
Japan	567	665	641
Asia Pacific	490	456	416
Other	375	356	348
	2,905	2,909	2,964
	$5,501	$5,503	$5,612

Schedule Of Long-Lived Assets By Geographic Location
The amounts for long-lived assets by significant geographic market include net property, plant and equipment by physical location of the asset as follows (in millions):

Long-Lived Assets	December 28, 2013	December 29, 2012	December 31, 2011
United States	$1,045	$1,036	$1,007
International
Europe	73	82	84
Japan	28	32	31
Asia Pacific	75	82	81
Other	189	193	185
	365	389	381
	$1,410	$1,425	$1,388